Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Basic Earnings (Loss) Per Share

The calculation of the basic earnings (loss) per share attributable to the owners of the Company is based on the following data:

	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Earnings (loss) figures are calculated as follows:
Earnings (loss) for the year attributable to Class A ordinary shares owners of the Company	4,456	15,145	(4,706)
Earnings (loss) for the year attributable to Class B ordinary shares owners of the Company	3,708	12,606	(3,048)

Number of shares
	’000	’000	’000
Weighted average number of Class A ordinary shares for the purpose of earnings (loss) per share	9,994	9,258	27,875
Weighted average number of Class B ordinary shares for the purpose of earnings (loss) per share	8,318	7,706	18,053